Income taxes	6 Months Ended
Jun. 30, 2023
Major components of tax expense (income) [abstract]
Income taxes
7. Income taxes
The following table provides a breakdown for income taxes:

	For the six months ended June 30,
(€ thousands)	2023	2022
Current taxes	(39,679)	(35,051)
Deferred taxes	13,517	8,001
Income taxes	(26,162)	(27,050)
Income taxes for the six months ended June 30, 2023 and 2022 amounted to €26,162 thousand and €27,050 thousand, respectively, of which €23,993 thousand and €24,849 thousand, respectively, related to general corporate income taxes in Italy (the Italian Corporate Income Tax (“IRES”)) and other countries in which the Group operates and €2,201 thousand and €2,169 thousand, respectively, related to the Italian Regional Income Tax (“IRAP”), which is calculated on a measure of income defined by the Italian Civil Code as the difference between operating revenues and costs, before financial income and expense, the cost of fixed term employees, credit losses and any interest included in lease payments. For each of the six months ended June 30, 2023 and 2022 the applicable IRAP rate was 5.57% for the Parent Company and 3.9% for the other Italian entities of the Group.
The effective tax rate for the six months ended June 30, 2023 and 2022 was 33.4% and 56.3%, respectively.